Basic and diluted (loss) earnings per share (Details) - Schedule of basic and diluted net (loss) earnings per share - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ordinary shares Class A [Member]
Numerator:
Allocation of undistributed net (loss) earnings	(1,079,683)	(84,105)	2,423
Denominator:
Weighted average shares	5,203,562	2,850,000	2,850,000
Basic and diluted net (loss) earnings per share (in Dollars per share)	$ (0.21)	$ (0.03)	$ 0
Ordinary shares Class B [Member]
Numerator:
Allocation of undistributed net (loss) earnings	(147,172)	(2,951)	85
Denominator:
Weighted average shares	709,301	100,000	100,000
Basic and diluted net (loss) earnings per share (in Dollars per share)	$ (0.21)	$ (0.03)	$ 0